WILSHIRE MUTUAL FUNDS SUMMARY PROSPECTUS APRIL 2, 2013, AS SUPPLEMENTED JULY 19, 2013 AND NOVEMBER 1, 2013
Wilshire International Equity Fund (formerly, Wilshire Large Cap Core Plus Fund) Investment Class Shares (WLCTX) Institutional Class Shares (WLTTX)
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (SAI), both dated April 2, 2013, as supplemented July 19, 2013 and November 1, 2013, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://advisor.wilshire.com, email a request to wilshirefunds@seic.com, call (888) 200-6796, or ask any financial advisor, bank or broker-dealer who offers shares of the Fund.

Investment Objective

The Wilshire International Equity Fund (the “International Fund”) seeks capital appreciation.

Fees and Expenses of the International Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.

Shareholder Fees (fees paid directly from your investment)
	Investment Class	Institutional Class
Maximum Sales Charge (load) imposed on purchases	None	None
Maximum Deferred Sales Charge (load)	None	None
Redemption Fee (as a percentage of amount redeemed) on Shares held for 60 days or less	1.00%	1.00%
Maximum Account Fee	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Investment Class	Institutional Class
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses*	0.40%	0.40%
Total Annual Fund Operating Expenses**	1.65%	1.40%
Less Fee Waiver/Expense Reimbursement	(0.15%)	(0.15%)
Net Annual Fund Operating Expenses	1.50%	1.25%

*	“Other Expenses” are based on estimated amounts because of the International Fund’s new strategy effective April 2, 2013.

**
Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual expense limitation agreement with the Company on behalf of the International Fund to waive a portion of its management fee to limit expenses of the International Fund (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2014 or upon the termination of the Advisory Agreement. To the extent that the International Fund’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.

Example: This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$153	$506	$883	$1,942
Institutional Class	$127	$428	$752	$1,667

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The International Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Fund invests in companies organized outside of the United States. Since the Fund may invest in companies of any size, it may at times invest in small-cap companies. The International Fund intends to diversify its investments in operating companies among several countries and to have represented in its holdings business activities in not less than three different countries. The operating companies in which the International Fund primarily invests are equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The International Fund may invest up to 35% of its net assets in emerging market securities, including ETFs. The International Fund may also invest in fixed-income securities of foreign governments and companies.

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The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Thomas White International Ltd. (“Thomas White”) and WCM Investment Management (“WCM”) each manage a portion of the Fund’s portfolio. Thomas White employs a value strategy with respect to its portion of the Fund. WCM’s international equity strategy employs a bottom-up approach that seeds to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and show strong probability for superior future growth.

Principal Risks

You may lose money investing in the International Fund. In addition, investing in the International Fund involves the following principal risks:

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent the International Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Equity Risk. A principal risk of investing in the International Fund is equity risk. This is the risk that the prices of stocks held by the International Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the International Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the International Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

ETF Risk. ETFs in which the International Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities of the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Small-Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Market Risk. For equity securities, stock market movements will affect the International Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the International Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the International Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the International Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the International Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the International Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the International Fund’s strategy can lead to substantial differences in the sector or industry allocation of the International Fund relative to the market or index.

Multi-Managed Fund Risk. The International Fund is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the International Fund may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

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Portfolio Turnover Risk. In the past, the Portfolio has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Certain Wilshire funds are permitted to invest in the International Fund. As a result, the International Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the International Fund’s performance if the International Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the International Fund’s transaction costs.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the International Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the International Fund’s average annual total returns compare to those of a broad measure of market performance. The International Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

On April 2, 2013, the International Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 14.05% (quarter ended 09/30/09) and the lowest return for a quarter was -22.84% (quarter ended 12/31/08).

The returns for the International Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns
(periods ended December 31, 2012)*
	1 year	5 years	Since Inception (11/16/07)
Investment Class
Return Before Taxes	13.36%	(1.99%)	(1.71%)
Return After Taxes on Distributions	12.75%	(2.29%)	(2.01%)
Return After Taxes on Distributions and Sale of Shares	9.49%	(1.73%)	(1.50%)
Institutional Class
Return Before Taxes	13.63%	(1.71%)	(1.43%)
MSCI EAFE Index (reflects no deduction for fees, expenses and taxes)**	17.90%	(3.21%)	—
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	16.00%	1.66%	1.80%

*	Effective April 2, 2013, the Fund changed its investment strategy.

**	Effective April 2, 2013, the Fund changed its benchmark to the MSCI EAFE Index because it is more reflective of the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their International Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Management

Adviser

Wilshire Associates Incorporated

Subadviser and Portfolio Managers

Thomas White

Thomas S. White, Jr., Co-Founder, President and Chief Investment Officer of Thomas White and Portfolio Manager of the International Fund. Mr. White has served as Portfolio Manager since 2013.

Wei Li, Ph.D, CFA, Executive Vice President and Director of Research of Thomas White and Portfolio Manager of the International Fund. Dr. Li has served as Portfolio Manager since 2013.

Jinwen Zhang, Ph.D, CFA, Executive Vice President and Assistant Director of Research of Thomas White and Portfolio Manager of the International Fund. Dr. Zhang has served as Portfolio Manager since 2013.

Douglas M. Jackman, CFA, Executive Vice President and Senior Research Officer of Thomas White and Portfolio Manager of the International Fund. Mr. Jackman has served as Portfolio Manager since 2013.

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WCM

Paul R. Black, President and co-CEO of WCM since December 2004 and Portfolio Manager of WCM’s portion of the Fund since 2013.

Peter J. Hunkel, Portfolio Manager and Business Analyst of WCM since 2007 and Portfolio Manager of WCM’s portion of the Fund since 2013.

Michael B. Trigg, Portfolio Manager and Business Analyst of WCM since 2006 and Portfolio Manager of WCM’s portion of the Fund since 2013.

Kurt E. Winrich, CFA, Chairman and co-CEO of WCM since 2004 and Portfolio Manager of WCM’s portion of the Fund since 2013.

Purchase and Sale of Fund Shares

Minimum Initial Investments

The minimum initial investments in the International Fund are as follows:

Investment Class Shares. The minimum initial investment in the International Fund is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which has made an aggregate minimum initial purchase for its customers of at least $2,500. Subsequent investments for the International Fund must be at least $100. The minimum investments do not apply to certain employee benefit plans.

Institutional Class Shares. The minimum initial investment is $250,000 for the International Fund. Subsequent investments must be at least $100,000.

To Redeem Shares

You may sell your shares back to the International Fund (known as redeeming shares) on any business day by telephone or mail.

Tax Information

The International Fund’s distributions are generally taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the International Fund through a broker-dealer or other financial intermediary (such as a bank), the International Fund and its related companies may pay the intermediary for the sale of International Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the International Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
http://advisor.wilshire.com

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